Subsequent Events (Details) $ in Thousands				12 Months Ended
	Feb. 28, 2025 USD ($)	Feb. 20, 2025 USD ($) shares	Jan. 01, 2025 ILS (₪)	Dec. 31, 2024 USD ($)
Subsequent Events [Line Items]
Receiving bank				$ 70
Offering fees and other related expenses				220
Subsequent Event [Member]
Subsequent Events [Line Items]
Received fund	$ 66		₪ 238,122
Number of shares granted (in Shares) | shares		1,810,000
Restricted stock units
Total grant fair value		$ 1,600
Vesting period		3 years
Subsequent Event [Member] | Executives [Member]
Subsequent Events [Line Items]
Number of shares granted (in Shares) | shares		550,000
Restricted stock units
Total grant fair value		$ 494
Vesting period		3 years
2019 Equity Incentive Plan [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of grant shares (in Shares) | shares		50,000
December Private Placement [Member]
Subsequent Events [Line Items]
Proceeds from private placement				$ 70
Employee Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares granted (in Shares) | shares		676,000
Vested shares (in Shares) | shares		20,166
Restricted stock units
Total grant fair value		$ 656
Vesting period		3 years